RELATED PARTY TRANSACTIONS - Prism Incentive Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Payments to acquire business		$ 2,799	$ 56,620
Prism Data
Related Party Transaction [Line Items]
Payments to acquire business	$ 850
Potential payment based on certain specified sale transactions		$ 2,000